Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	121,626,795.96	11,883
Yield Supplement Overcollateralization Amount 02/28/21	2,739,424.00	0
Receivables Balance 02/28/21	124,366,219.96	11,883
Principal Payments	8,856,637.75	454
Defaulted Receivables	122,385.71	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	2,452,615.52	0
Pool Balance at 03/31/21	112,934,580.98	11,420

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.37%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,019,002.40	77
Past Due 61-90 days	117,382.77	12
Past Due 91-120 days	42,621.89	3
Past Due 121+ days	0.00	0
Total	1,179,007.06	92

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	112,983.88
Aggregate Net Losses/(Gains) - March 2021	9,401.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.09%
Prior Net Losses Ratio	-0.42%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	0.28%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	26.18

Flow of Funds	$ Amount
Collections	9,819,730.12
Investment Earnings on Cash Accounts	20.42
Servicing Fee	(103,638.52)
Transfer to Collection Account	-
Available Funds	9,716,112.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	180,902.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	2,035,450.82
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	819,985.74
(10) Collection Account Redeposits	-

Total Distributions of Available Funds	9,716,112.02

Servicing Fee	103,638.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 03/15/21	114,970,031.80
Principal Paid	8,692,214.98
Note Balance @ 04/15/21	106,277,816.82

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2b
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	51,290,031.80
Principal Paid	8,692,214.98
Note Balance @ 04/15/21	42,597,816.82
Note Factor @ 04/15/21	18.6016667%

Class A-4
Note Balance @ 03/15/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	52,030,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	11,650,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	203,911.30
Total Principal Paid	8,692,214.98
Total Paid	8,896,126.28

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10600%
Coupon	0.20600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	83,346.30
Principal Paid	8,692,214.98
Total Paid to A-3 Holders	8,775,561.28

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3086385
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1564675
Total Distribution Amount	13.4651060

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3639576
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.9572707
Total A-3 Distribution Amount	38.3212283

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	234.17
Noteholders' Principal Distributable Amount	765.83

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	1,664,191.04
Investment Earnings	14.13
Investment Earnings Paid	(14.13)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$244,435.74	$429,542.92	$449,330.18
Number of Extensions	21	33	34
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.33%	0.32%